Finance Lease Receivables (Narrative) (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Disclosure of Finance Lease Receivables [Abstract]
Number of vehicles on finance leases	3	3
Number of vehicles on operating leases	0	3
Selling profit on finance leases	$ 0	$ 68,296	$ 53,924
Carrying value of finance lease receivables on repossessed vehicles		971,226
Carrying value of EV 350	200,938
Impairment on finance lease receivables	$ 0	$ 0	$ 423,267